Exhibit 99.1

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	51
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 1, 2011
Closing Date:	January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$27,145,136.86	0.8443277	$20,008,866.80	0.6223598	$7,136,270.06
Total Securities	$27,145,136.86	0.0294806	$20,008,866.80	0.0217303	$7,136,270.06

Weighted Avg. Coupon (WAC)	5.02%		5.10%
Weighted Avg. Remaining Maturity (WARM)	14.83		14.22
Pool Receivables Balance	$61,869,789.03		$54,556,870.95
Remaining Number of Receivables	17,360		16,531

Adjusted Pool Balance	$60,705,346.73		$53,569,076.67

III. COLLECTIONS

Principal:
Principal Collections	$7,271,229.11
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$107,079.82
Total Principal Collections	$7,378,308.93

Interest:
Interest Collections	$255,245.42
Late Fees & Other Charges	$19,000.19
Interest on Repurchase Principal	$-
Total Interest Collections	$274,245.61

Collection Account Interest	$326.74
Reserve Account Interest	$227.78
Servicer Advances	$-

Total Collections	$7,653,109.06

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	51
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$7,653,109.06
Reserve Account Available	$4,726,790.12
Total Available for Distribution	$12,379,899.18

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$51,558.16		$51,558.16	$51,558.16
Collection Account Interest					$326.74
Late Fees & Other Charges					$19,000.19
Total due to Servicer					$70,885.09

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$-		$-	$-

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$67,862.84		$67,862.84	$67,862.84

Available Funds Remaining:					$7,514,361.13

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$7,136,270.06

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$-		$-
Class C Notes Total:		$7,136,270.06		$7,136,270.06
Total Noteholders Principal		$7,136,270.06		$7,136,270.06

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					378,091.07

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,164,442.30
Beginning Period Amount	$1,164,442.30
Current Period Amortization	$176,648.02
Ending Period Required Amount	$987,794.28
Ending Period Amount	$987,794.28
Next Distribution Date Amount	$830,751.03

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%

	Beginning	Ending	Target
Overcollateralization Amount	$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool	3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool	55.28%	62.65%	62.65%

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	51
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.54%	16,289	97.26%	$53,060,114.94
30 - 60 Days	1.18%	195	2.18%	$1,190,341.62
61 - 90 Days	0.24%	39	0.51%	$277,179.10
91 + Days	0.05%	8	0.05%	$29,235.29
		16,531		$54,556,870.95
Total
Delinquent Receivables 61 + days past due	0.28%	47	0.56%	$306,414.39
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	42	0.42%	$261,219.52
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	54	0.57%	$398,688.63
Three-Month Average Delinquency Ratio	0.28%		0.52%

Repossession in Current Period		4		$23,009.09
Repossession Inventory		19		$13,666.65

Charge-Offs
Gross Principal of Charge-Off for Current Period				$41,688.97
Recoveries				$(107,079.82)
Net Charge-offs for Current Period				$(65,390.85)

Beginning Pool Balance for Current Period				$61,869,789.03

Net Loss Ratio				-1.27%
Net Loss Ratio for 1st Preceding Collection Period				-1.29%
Net Loss Ratio for 2nd Preceding Collection Period				-0.45%
Three-Month Average Net Loss Ratio for Current Period				-1.00%

Cumulative Net Losses for All Periods				$5,912,006.19
Cumulative Net Losses as a % of Initial Pool Balance				0.60%

Principal Balance of Extensions				$190,560.34
Number of Extensions				30